Note 29 - Supplemental Disclosures of Cash Flow Information - Schedule of Supplemental Cash Flow Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income taxes paid (refunds received)	€ 585	€ 596	€ 159
Interest paid	41	41	43
Interest received	7	4	7
Capital lease obligations incurred	€ 484	€ 285	€ 105